SHORT TERM BORROWINGS - 10K	12 Months Ended
Dec. 31, 2015
Short Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
10. SHORT-TERM BORROWINGS
Products Corporation had outstanding short-term borrowings (excluding borrowings under the Amended Credit Agreements or 2011 Credit Agreements (as hereinafter defined), which are reflected in Note 11, "Long-Term Debt"), aggregating $11.3 million and $6.6 million at December 31, 2015 and 2014, respectively. The weighted average interest rate on these short-term borrowings outstanding at December 31, 2015 and 2014 was 4.9% and 6.2%, respectively.